CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 2,137	$ 1,164
Restricted deposits	1,033	1,311
Trade receivables (net of allowance for doubtful accounts of $36 and $15 at December 31, 2013 and 2012)	4,890	5,381
Costs and estimated earnings in excess of billings on uncompleted contracts	2,031	1,748
Other accounts receivable and prepaid expenses	412	939
Inventories	6,798	7,272
Total current assets	17,301	17,815
LONG-TERM RECEIVABLES AND OTHER DEPOSITS	1,133	1,160
PROPERTY, PLANT AND EQUIPMENT, NET	2,986	3,324
GOODWILL	587	587
Total assets	22,007	22,886
CURRENT LIABILITIES:
Bank credit	1,887	3,172
Trade payables	2,909	1,948
Convertible note and Loans from a shareholder, net	8,307	6,968
Other accounts payable and accrued expenses	4,350	3,750
Total current liabilities	17,453	15,838
LONG-TERM LIABILITIES:
Accrued severance pay and other long term liability	569	519
Total long-term liabilities	569	519
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Share capital - Ordinary shares of NIS 0.015 par value - Authorized: 16,333,333 shares at December 31, 2013 and 2012; Issued and outstanding: 8,918,647 shares at December 31, 2013 and December 31, 2012 respectively	119	119
Additional paid-in capital	70,884	70,884
Accumulated other comprehensive income	547	468
Accumulated deficit	(68,200)	(65,565)
Total RADA Electronic Industries shareholders' equity	3,350	5,906
Non-controlling interest	635	623
Total equity	3,985	6,529
Total liabilities and equity	$ 22,007	$ 22,886